Acquisitions (Tables)	12 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Schedule of Purchase Price for Acquisition
A summary of the fair value of consideration transferred for this acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:
Shares of Viggle common stock on closing market price at issuance	$1,760
Notes issued to sellers	2,250
Total consideration transferred	4,010

Purchase allocation:
Goodwill	1,591
Intangible assets	3,012
Other Assets	799
Total liabilities	(1,392)
$4,010